Allowance for Advertiser Credits Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 473	$ 639	$ 464
Additions charged against revenue	1,186	690	1,005
Credits processed	1,074	856	830
Balance at end of period	$ 585	$ 473	$ 639